Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair value of assets measured and recognized at fair value on a recurring basis

	December 31, 2012	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$32,988	$—	$32,988	$—
State and municipal securities	631	—	631	—
Corporate bonds	2,953	—	2,953	—
Mortgage-backed securities-agency	207,194	—	207,194	—
Mortgage-backed securities-non-agency	32,152	—	32,152	—
Equity securities	537	248	—	289

Total investment securities available for sale	276,455	248	275,918	289
Derivative loan commitments
Interest rate lock commitments	1,571	—	—	1,571
Mandatory delivery commitments	469	—	—	469

Total derivative loan commitments	2,040	—	—	2,040

Total	$278,495	$248	$275,918	$2,329

	December 31, 2011	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$49,920	$—	$49,920	$—
State and municipal securities	608	—	608	—
Corporate bonds	2,696	—	2,696	—
Mortgage-backed securities-agency	229,936	—	229,936	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments
Interest rate lock commitments	549	—	—	549
Mandatory delivery commitments	—	—	—	—

Total derivative loan commitments	549	—	—	549

Total	$285,019	$200	$283,160	$1,659

Rollforward of fair value by level and category

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2012
	Investment Securities Available for Sale			Derivative Loan Commitments
Description	Level 1	Level 2	Level 3	Level 3
Balance, December 31, 2011	$200	$283,160	$1,110	$549
Unrealized gains included in:
Earnings	—	407	220	—
Other comprehensive income	48	412	—	—
Purchases	—	166,184	55	—
Sales	—	(86,422)	(1,096)	—
Issuances	—	—	—	1,491
Settlements	—	(87,823)	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—

Balance, December 31, 2012	$248	$275,918	$289	$2,040

Carrying amount for impaired loans

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Impaired loans	$95,426	$—	$81,202	$14,224

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Impaired loans	$123,806	$—	$107,659	$16,147

Carrying values for foreclosed real estate and repossessed assets

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$32,215	$—	$32,211	$4

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—

Carrying amounts and fair values of those financial instruments that are not recorded at fair value

	2012
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,383,893	$1,411,831	$—	$1,397,607	$14,224
Financial Liabilities:
Deposits	1,617,774	1,650,145	—	1,650,145	—
FHLB borrowings	195,060	195,108	—	195,108	—
Other borrowings	41,002	41,472	—	41,472	—

	2011
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,429,786	$1,464,121	$—	$1,447,974	$16,147
Financial Liabilities:
Deposits	1,798,034	1,769,449	—	1,769,449	—
FHLB borrowings	195,941	196,038	—	196,038	—
Other borrowings	40,617	40,617	—	40,617	—

(1)	Carrying amount and fair value includes impaired loans. Carrying amount is net of the allowance for loan losses.